Assets held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	$ 258,048	$ 208,193
Other current assets	107,327	120,202
Assets held for sale	63,224	$ 0
Discontinued Operations, Held-For-Sale
Disclosure of analysis of single amount of discontinued operations [line items]
Foreign exchange loss	(1,392)
Property, plant and equipment	57,921
Other current assets	5,303
Assets held for sale	$ 63,224